Weighted-Average Fair Value Assumptions (Detail) (CAD)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option life (years)	6 years 3 months	[1]	6 years 11 days	[1]	6 years 3 months 18 days	[1]
Risk-free interest rate	1.60%	[2]	1.47%	[2]	2.79%	[2]
Expected stock price volatility	30.00%	[3]	31.00%	[3]	31.00%	[3]
Expected annual dividends per share	1.40	[4]	1.40	[4]	1.20	[4]
Estimated forfeiture rate	1.20%	[5]	1.20%	[5]	0.70%	[5]
Weighted average grant date fair value of options granted during the year	35.40		19.04		19.44

[1]	Represents the period of time that awards are expected to be outstanding. Historical data on exercise behaviour or, when available, specific expectations regarding future exercise behaviour were used to estimate the expected life of the option.
[2]	Based on the implied yield available on zero-coupon government issues with an equivalent remaining term at the time of the grant.
[3]	Based on the historical stock price volatility of the Company's stock over a period commensurate with the expected term of the option.
[4]	Determined by the current annual dividend at the time of grant. The Company does not employ different dividend yields throughout the contractual term of the option.
[5]	The Company estimated forfeitures based on past experience. The rate is monitored on a periodic basis.